UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of March 31, 2016

Common stocks
Aerospace & defense	0.35%
Airlines	1.22
Auto components	0.57
Automobiles	0.98
Banks	3.13
Beverages	0.71
Biotechnology	1.40
Capital markets	0.38
Chemicals	1.56
Communications equipment	0.05
Construction materials	0.38
Consumer finance	0.49
Diversified financial services	1.43
Diversified telecommunication services	0.59
Electric utilities	0.32
Electrical equipment	0.86
Electronic equipment, instruments & components	0.33
Energy equipment & services	0.15
Food & staples retailing	0.09
Food products	1.05
Health care equipment & supplies	0.80
Health care providers & services	0.86
Hotels, restaurants & leisure	1.37
Household durables	0.52
Industrial conglomerates	0.91
Insurance	1.37
Internet & catalog retail	1.34
Internet software & services	2.63
IT services	1.09
Life sciences tools & services	0.24
Machinery	1.08
Marine	0.24
Media	0.79
Metals & mining	0.72
Multiline retail	0.19
Oil, gas & consumable fuels	2.32
Personal products	0.99
Pharmaceuticals	2.63
Professional services	0.32
Real estate investment trust (REIT)	0.73
Real estate management & development	0.31
Road & rail	0.52
Semiconductors & semiconductor equipment	1.18
Software	2.34
Specialty retail	1.63
Technology hardware, storage & peripherals	0.93
Textiles, apparel & luxury goods	0.75
Tobacco	0.73
Trading companies & distributors	0.32
Wireless telecommunication services	1.02

Total common stocks	46.91%

Bonds
Mortgage & agency debt security	0.02%
US government obligations	9.53
Non-US government obligations	5.42

Total bonds	14.97%
Investment companies
iShares iBoxx $ High Yield Corporate Bond ETF	3.23
iShares JP Morgan USD Emerging Markets Bond ETF	2.33
iShares MSCI Canada ETF	0.01
iShares MSCI EAFE ETF	0.31
UBS Global Corporate Bond Relationship Fund	8.19
UBS-HALO Emerging Markets Equity Relationship Fund	6.47
Wisdomtree Europe Hedged SmallCap Equity Fund	3.04

Total investment companies	23.58%
Short-term investment	11.86
Investment of cash collateral from securities loaned	5.51

Total investments	102.83%
Liabilities, in excess of cash and other assets	(2.83)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 46.91%
Australia: 0.46%
Westfield Corp.	87,726	$671,791

Austria: 0.32%
Erste Group Bank AG*	16,856	473,757

Canada: 1.64%
Canadian Pacific Railway Ltd.	4,039	535,935
Husky Energy, Inc.	30,285	377,061
Suncor Energy, Inc.	24,685	687,474
Toronto-Dominion Bank	18,919	816,631

Total Canada common stocks		2,417,101

China: 1.10%
AIA Group Ltd.	139,686	791,404
Jardine Matheson Holdings Ltd.[1]	10,100	576,508
Power Assets Holdings Ltd.	25,000	255,725

Total China common stocks		1,623,637

Denmark: 0.53%
AP Moeller - Maersk A/S, Class B*	269	352,861
Danske Bank A/S	15,135	427,575

Total Denmark common stocks		780,436

Finland: 0.48%
Sampo Oyj, Class A	15,023	713,532

France: 1.20%
Danone SA	9,774	695,226
Renault SA	5,834	579,674
Schneider Electric SE	7,644	483,093

Total France common stocks		1,757,993

Germany: 2.07%
Bayer AG	5,064	595,248
Fresenius SE & Co. KGaA	8,916	651,444
HeidelbergCement AG	5,374	460,159
KION Group AG*	9,000	524,754
ThyssenKrupp AG	23,493	488,139
TUI AG	20,577	318,885

Total Germany common stocks		3,038,629

Ireland: 1.18%
ICON PLC*	4,700	352,970
Perrigo Co. PLC	2,066	264,303
Ryanair Holdings PLC ADR	6,630	568,987
Shire PLC	9,553	543,194

Total Ireland common stocks		1,729,454

Israel: 0.56%
Check Point Software Technologies Ltd.*[1]	8,490	742,620
Teva Pharmaceutical Industries Ltd. ADR	1,450	77,590

Total Israel common stocks		820,210

Italy: 0.79%
Autogrill SpA*[1]	37,411	311,187
Banca Mediolanum SpA	49,176	392,261
Intesa Sanpaolo SpA[1]	164,547	455,737

Total Italy common stocks		1,159,185

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Japan: 5.32%
ABC-Mart, Inc.	6,000	$384,380
Alps Electric Co., Ltd.	13,000	226,629
Hino Motors Ltd.	39,900	431,457
Inpex Corp.	41,700	316,237
Japan Airlines Co., Ltd.	19,800	725,182
KDDI Corp.	34,600	924,142
Matsui Securities Co., Ltd.[1]	40,100	341,693
Mitsui Fudosan Co., Ltd.	18,000	449,100
Nidec Corp.	6,300	431,084
ORIX Corp.	45,500	649,076
Shin-Etsu Chemical Co., Ltd.	8,900	460,559
Sony Corp.	29,700	763,447
Sumitomo Electric Industries Ltd.	30,200	367,353
THK Co., Ltd.	23,100	426,102
Toyota Industries Corp.	6,500	292,239
Toyota Motor Corp.	12,100	639,915

Total Japan common stocks		7,828,595

Netherlands: 1.35%
Heineken NV	7,528	682,291
Koninklijke DSM NV	8,496	467,283
NXP Semiconductors NV*	1,101	89,258
Royal Dutch Shell PLC, Class A	30,638	741,025

Total Netherlands common stocks		1,979,857

Norway: 0.27%
Telenor ASA	24,401	394,853

Singapore: 0.40%
Broadcom Ltd.	3,777	583,547

Spain: 0.88%
Banco Bilbao Vizcaya Argentaria SA	53,560	356,046
Banco Santander SA	82,033	361,620
Mediaset Espana Comunicacion SA	49,892	573,682

Total Spain common stocks		1,291,348

Switzerland: 0.99%
Cie Financiere Richemont SA	5,482	362,312
Roche Holding AG	4,437	1,092,234

Total Switzerland common stocks		1,454,546

United Kingdom: 4.87%
Aon PLC	1,250	130,563
ARM Holdings PLC	21,828	317,894
Ashtead Group PLC	38,219	474,267
Associated British Foods PLC	11,793	567,243
Atlassian Corp. PLC, Class A*[1]	7,700	193,655
BP PLC	128,370	645,577
Delphi Automotive PLC	2,323	174,271
HSBC Holdings PLC	95,963	598,031
Imperial Brands PLC	13,561	752,396
Lloyds Banking Group PLC	532,877	520,587
London Stock Exchange Group PLC	14,091	570,717
Next PLC	3,612	280,138

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
United Kingdom — (concluded)
Noble Corp. PLC[1]	4,790	$49,577
Rio Tinto Ltd.	6,812	222,916
Rio Tinto PLC	12,419	348,798
Unilever NV CVA	18,512	829,637
Vodafone Group PLC	153,263	486,914

Total United Kingdom common stocks		7,163,181

United States: 22.50%
Aflac, Inc.	1,952	123,249
Allergan PLC*	3,245	869,757
Alnylam Pharmaceuticals, Inc.*	2,869	180,087
Alphabet, Inc., Class A*	1,626	1,240,475
Alphabet, Inc., Class C*	936	697,273
Amazon.com, Inc.*	2,062	1,224,086
American Express Co.	1,712	105,117
AMETEK, Inc.	7,122	355,958
Apple, Inc.	11,719	1,277,254
Arista Networks, Inc.*[1]	1,209	76,288
Atara Biotherapeutics, Inc.*[1]	2,700	51,381
Best Buy Co., Inc.	3,034	98,423
Carnival PLC	4,528	244,005
Catalent, Inc.*	2,824	75,316
Caterpillar, Inc.	1,551	118,714
CBS Corp. (Non-Voting), Class B	3,790	208,791
CDW Corp.	2,092	86,818
Celgene Corp.*	5,407	541,187
Chevron Corp.	476	45,410
Chimerix, Inc.*	6,265	32,014
Chipotle Mexican Grill, Inc.*	269	126,691
Citigroup, Inc.	5,387	224,907
Cobalt International Energy, Inc.*	17,561	52,156
Cognizant Technology Solutions Corp., Class A*	7,337	460,030
Colfax Corp.*	3,161	90,373
Cooper Cos., Inc.	2,042	314,407
Cornerstone OnDemand, Inc.*	2,595	85,038
Danaher Corp.	6,116	580,164
Delta Air Lines, Inc.	7,075	344,411
Digital Realty Trust, Inc.	2,500	221,225
Dolby Laboratories, Inc., Class A	2,167	94,178
Dow Chemical Co.	2,674	136,000
Ecolab, Inc.	4,491	500,836
Eli Lilly & Co.	1,477	106,359
Envision Healthcare Holdings, Inc.*	3,460	70,584
EOG Resources, Inc.	1,975	143,345
Estee Lauder Cos., Inc., Class A	6,589	621,409
Expedia, Inc.	793	85,501
Express Scripts Holding Co.*	5,789	397,646
Facebook, Inc., Class A*	15,660	1,786,806
First Data Corp., Class A*	4,350	56,289
General Electric Co.	5,695	181,044
General Motors Co.	7,193	226,076
Gilead Sciences, Inc.	5,909	542,801
Gulfport Energy Corp.*	841	23,834

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
United States — (continued)
Halliburton Co.	2,097	$74,905
HeartWare International, Inc.*	2,052	64,474
Home Depot, Inc.	8,513	1,135,890
Impax Laboratories, Inc.*	1,582	50,656
Instructure, Inc.*[1]	3,550	63,687
Intuitive Surgical, Inc.*	717	430,953
Invesco Ltd.	3,300	101,541
Jabil Circuit, Inc.	3,732	71,916
JPMorgan Chase & Co.	4,568	270,517
Lam Research Corp.	1,223	101,020
Laredo Petroleum, Inc.*[1]	11,375	90,204
Lexicon Pharmaceuticals, Inc.*[1]	21,475	256,626
Lincoln National Corp.	3,330	130,536
MacroGenics, Inc.*	1,074	20,137
Mallinckrodt PLC*	865	53,007
Martin Marietta Materials, Inc.	636	101,448
MasterCard, Inc., Class A	5,196	491,022
Maxim Integrated Products, Inc.	2,549	93,752
McDermott International, Inc.*	24,406	99,821
McGraw Hill Financial, Inc.	4,910	485,992
Medicines Co.*	4,320	137,246
MetLife, Inc.	2,758	121,187
Micron Technology, Inc.*	15,286	160,044
Microsoft Corp.	21,442	1,184,242
Mondelez International, Inc., Class A	6,911	277,269
Morgan Stanley	4,749	118,772
NextEra Energy, Inc.	1,763	208,633
NIKE, Inc., Class B	7,441	457,398
Norfolk Southern Corp.	954	79,420
Oasis Petroleum, Inc.*[1]	14,082	102,517
ON Semiconductor Corp.*	10,550	101,174
PDC Energy, Inc.*	1,532	91,077
pdvWireless, Inc.*[1]	4,206	144,434
PepsiCo, Inc.	3,466	355,196
Philip Morris International, Inc.	3,228	316,699
Priceline Group, Inc.*	242	311,928
Qorvo, Inc.*	1,999	100,770
Regulus Therapeutics, Inc.*	6,679	46,285
salesforce.com, Inc.*	10,536	777,873
SBA Communications Corp., Class A*	3,216	322,147
ServiceNow, Inc.*	5,704	348,971
ServiceSource International, Inc.*	9,725	41,428
Sherwin-Williams Co.	2,540	723,062
Silicon Laboratories, Inc.*	2,012	90,460
Simon Property Group, Inc.	870	180,690
Skyworks Solutions, Inc.	1,333	103,841
SM Energy Co.[1]	4,735	88,734
Starbucks Corp.	12,525	747,742
Symantec Corp.	1,629	29,941
Synchrony Financial*	21,595	618,913
TG Therapeutics, Inc.*[1]	2,466	21,010
Time Warner, Inc.	1,970	142,924
TJX Cos., Inc.	9,953	779,818

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
United States — (concluded)
T-Mobile US, Inc.*	2,240	$85,792
TransDigm Group, Inc.*	1,446	318,612
TripAdvisor, Inc.*	5,358	356,307
Under Armour, Inc., Class A*[1]	3,268	277,224
Union Pacific Corp.	1,805	143,588
United Continental Holdings, Inc.*	2,601	155,696
United Technologies Corp.	2,034	203,603
UnitedHealth Group, Inc.	1,182	152,360
US Bancorp	2,316	94,006
Verisk Analytics, Inc.*	5,956	476,004
Vertex Pharmaceuticals, Inc.*	4,580	364,064
Visa, Inc., Class A	7,277	556,545
VMware, Inc., Class A*[1]	3,226	168,752
Walgreens Boots Alliance, Inc.	1,490	125,518
Walt Disney Co.	2,341	232,485
Western Digital Corp.	1,981	93,582
Yum! Brands, Inc.	3,280	268,468
Zimmer Biomet Holdings, Inc.	3,431	365,848

Total United States common stocks		33,082,116

Total common stocks (cost $69,121,778)		68,963,768

	Face amount
Bonds: 14.97%
Mortgage & agency debt security: 0.02%
United States: 0.02%
Federal Home Loan Mortgage Corp. Gold Pools, # G00194 7.500%, 02/01/24 (cost $26,311)	$25,612	28,244

US government obligations: 9.53%
US Treasury Bonds,
2.500%, due 02/15/46	30,000	29,255
2.750%, due 11/15/42[1]	205,000	211,406
2.875%, due 05/15/43	130,000	137,039
2.875%, due 08/15/45	10,000	10,522
3.000%, due 11/15/45	120,000	129,595
5.250%, due 11/15/28	35,000	47,891
5.250%, due 02/15/29	70,000	96,154
8.000%, due 11/15/21	235,000	319,885
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/20[2]	5,500,000	5,681,757
0.375%, due 07/15/25[2]	4,567,700	4,663,908
US Treasury Notes,
0.750%, due 02/28/18[1]	80,000	80,028
0.875%, due 10/15/18	130,000	130,223
1.125%, due 01/15/19	240,000	241,903
1.125%, due 02/28/21[1]	80,000	79,709
1.375%, due 10/31/20	180,000	181,505
1.625%, due 12/31/19	230,000	234,932
1.625%, due 11/30/20	75,000	76,523

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Mortgage & agency debt security — (concluded)
US government obligations — (concluded)
US Treasury Notes — (concluded)
1.625%, due 02/15/26[1]		$85,000	$83,808
2.000%, due 11/30/22		675,000	695,725
2.125%, due 05/15/25[1]		190,000	195,960
3.125%, due 04/30/17		670,000	687,588

Total US government obligations (cost $13,673,754)			14,015,316

Non-US government obligations: 5.42%
Australia: 0.97%
Commonwealth of Australia,
4.500%, due 04/15/20	AUD	520,000	437,653
4.500%, due 04/21/33		450,000	418,931
5.500%, due 04/21/23		620,000	574,368

			1,430,952

Canada: 0.00%[3]
Government of Canada,
5.750%, due 06/01/29	CAD	100	114
8.000%, due 06/01/23		200	229

			343

France: 0.32%
Republic of France,
3.250%, due 04/25/16	EUR	190,000	216,711
3.750%, due 04/25/21		180,000	245,661

			462,372

Germany: 0.54%
Bundesobligation,
1.250%, due 10/14/16		340,000	390,342
Bundesrepublik Deutschland,
3.250%, due 07/04/21		300,000	406,249

			796,591

Ireland: 0.27%
Republic of Ireland,
0.800%, due 03/15/22		340,000	400,737

Italy: 1.52%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[2,4]		864,367	1,106,411
2.500%, due 12/01/24		520,000	659,889
2.550%, due 09/15/41[2]		128,418	190,549
4.250%, due 02/01/19[4]		215,000	273,786

			2,230,635

New Zealand: 1.21%
New Zealand Government Bond,
2.000%, due 09/20/25	NZD	310,290	223,447
3.000%, due 04/15/20		720,000	513,227
4.500%, due 04/15/27		890,000	704,383
5.500%, due 04/15/23		410,000	337,084

			1,778,141

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Spain: 0.59%
Kingdom of Spain,
3.750%, due 10/31/18	EUR	230,000	$286,700
4.800%, due 01/31/24[5]		400,000	581,795

			868,495

Total Non-US government obligations (cost $7,919,654)			7,968,266

Total bonds (cost $21,619,719)			22,011,826

	Shares
Investment companies: 23.58%
iShares iBoxx $ High Yield Corporate Bond ETF[1]		58,100	4,746,189
iShares JP Morgan USD Emerging Markets Bond ETF		30,955	3,415,884
iShares MSCI Canada ETF		1,000	23,710
iShares MSCI EAFE ETF[1]		8,000	457,040
UBS Global Corporate Bond Relationship Fund*[6]		882,028	12,036,677
UBS-HALO Emerging Markets Equity Relationship Fund*[6]		280,312	9,507,664
Wisdomtree Europe Hedged SmallCap Equity Fund		187,000	4,471,170

Total investment companies (cost $35,640,219)			34,658,334

Short-term investment: 11.86%
Investment company: 11.86%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $17,427,493)		17,427,493	17,427,493

Investment of cash collateral from securities loaned: 5.51%
UBS Private Money Market Fund LLC[6] (cost $8,098,453)		8,098,453	8,098,453

Total investments: 102.83% (cost $151,907,662)			151,159,874
Liabilities, in excess of cash and other assets — (2.83)%			(4,164,922)

Net assets — 100.00%			$146,994,952

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,647,998
Gross unrealized depreciation	(8,395,786)

Net unrealized depreciation of investments	$(747,788)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	USD	7,408,374	EUR	6,665,000	06/20/16	$194,256
CIBC	USD	7,526,561	JPY	854,200,000	06/20/16	80,986
DB	INR	62,780,000	USD	919,786	06/20/16	(14,811)
GSI	MYR	5,573,000	USD	1,361,759	06/20/16	(57,766)
GSI	USD	2,200,000	INR	148,302,000	06/20/16	7,751
GSI	USD	594,374	KRW	708,000,000	06/20/16	23,468
JPMCB	CHF	3,065,000	USD	3,113,199	06/20/16	(85,650)
JPMCB	EUR	710,000	USD	793,965	06/20/16	(15,918)
JPMCB	HKD	4,920,000	USD	634,232	06/20/16	(287)
JPMCB	ILS	3,375,000	USD	870,489	06/20/16	(29,727)
JPMCB	KRW	2,565,530,000	USD	2,200,000	06/20/16	(38,828)
JPMCB	NOK	2,320,000	USD	271,911	06/20/16	(8,350)
JPMCB	NZD	4,475,000	USD	2,977,097	06/20/16	(103,506)
JPMCB	THB	16,310,000	USD	463,221	06/20/16	444
JPMCB	USD	638,741	AUD	855,000	06/20/16	14,287
JPMCB	USD	626,392	CAD	830,000	06/20/16	12,725
JPMCB	USD	2,773,086	EUR	2,465,000	06/20/16	38,690
JPMCB	USD	378,746	GBP	265,000	06/20/16	1,960
JPMCB	USD	1,623,139	MXN	28,940,000	06/20/16	40,123
JPMCB	USD	1,518,236	SEK	12,700,000	06/20/16	50,642
JPMCB	USD	715,198	SGD	985,000	06/20/16	15,235
MSC	USD	1,380,070	MYR	5,573,000	06/20/16	39,455
SSB	CHF	1,403,957	NZD	2,170,000	06/20/16	28,566
WBC	MXN	28,940,000	USD	1,641,809	06/20/16	(21,453)
Net unrealized appreciation on forward foreign currency contracts						$172,292

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 23 contracts (USD)	June 2016	$4,045,126	$3,968,218	$(76,908)
10 Year US Treasury Notes, 66 contracts (USD)	June 2016	8,582,440	8,605,782	23,342

US Treasury futures sell contracts:
5 Year US Treasury Notes, 43 contracts (USD)	June 2016	(5,195,881)	(5,210,055)	(14,174)

Index futures buy contracts:
Amsterdam Exchanges Index, 44 contracts (EUR)	April 2016	4,430,573	4,402,945	(27,628)
E-mini S&P 500 Index, 91 contracts (USD)	June 2016	9,006,680	9,334,325	327,645
Hong Kong Hang Seng Index China Enterprise Index, 78 contracts (HKD)	April 2016	4,396,307	4,525,747	129,440
KOSPI 200 Index, 20 contracts (KRW)	June 2016	2,106,509	2,154,600	48,091
MSCI Taiwan Index, 91 contracts (USD)	April 2016	2,911,173	2,930,200	19,027
TOPIX Index, 98 contracts (JPY)	June 2016	11,798,631	11,733,529	(65,102)

Index futures sell contracts:
EURO STOXX 50 Index, 109 contracts (EUR)	June 2016	(3,696,121)	(3,635,351)	60,770
FTSE 100 Index, 51 contracts (GBP)	June 2016	(4,474,618)	(4,477,696)	(3,078)
FTSE China A50 Index, 457 contracts (USD)	April 2016	(4,337,399)	(4,387,201)	(49,802)
Mini MSCI Emerging Markets Index, 108 contracts (USD)	June 2016	(4,291,974)	(4,503,060)	(211,086)
NIKKEI 225 Index, 59 contracts (JPY)	June 2016	(8,888,216)	(8,786,175)	102,041

Interest rate futures buy contracts:
Australian Government 10 Year Bond, 60 contracts (AUD)	June 2016	5,981,381	6,022,963	41,582

Interest rate futures sell contracts:
Euro-Bobl, 75 contracts (EUR)	June 2016	(11,206,484)	(11,188,402)	18,082
Net unrealized appreciation on futures contracts				$322,242

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$68,963,768	$—	$—	$68,963,768
Mortgage & agency debt security	—	28,244	—	28,244
US government obligations	—	14,015,316	—	14,015,316
Non-US government obligations	—	7,968,266	—	7,968,266
Investment companies	13,113,993	21,544,341	—	34,658,334
Short-term investment	—	17,427,493	—	17,427,493
Investment of cash collateral from securities loaned	—	8,098,453	—	8,098,453
Forward foreign currency contracts	—	548,588	—	548,588
Futures contracts	770,020	—	—	770,020
Total	$82,847,781	$69,630,701	$—	$152,478,482

Liabilities
Forward foreign currency contracts	$—	$(376,296)	$—	$(376,296)
Futures contracts	(447,778)	—	—	(447,778)
Total	$(447,778)	$(376,296)	$—	$(824,074)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2016.
[2]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[3]	Amount represents less than 0.005%.
[4]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2016, the value of these securities amounted to $1,380,197 or 0.94% of net assets.

[5]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $581,795 or 0.40% of net assets.

UBS Global Securities Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

[6]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/15	Purchases during the three months ended 03/31/2016	Sales during the three months ended 03/31/2016	Net realized gain/(loss) during the three months ended 03/31/2016	Change in net unrealized appreciation/ (depreciation) during the three months ended 03/31/2016	Value 03/31/2016	Net income earned from affiliate for the three months ended 03/31/2016
UBS Private Money Market Fund LLC[a]	$9,261,018	$59,618,114	$60,780,679	$—	$—	$8,098,453	$3,251
UBS-HALO Emerging Markets Equity Relationship Fund	9,235,986	—	—	—	271,678	9,507,664	—
UBS Global Corporate Bond Fund Relationship Fund	11,655,640	—	—	—	381,037	12,036,677	—

	$30,152,644	$59,618,114	$60,780,679	$—	$652,715	$29,642,794	$3,251

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS–HALO Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Automobiles	2.36%
Banks	22.75
Beverages	4.64
Chemicals	4.31
Construction materials	4.02
Containers & packaging	2.44
Diversified telecommunication services	4.21
Electronic equipment, instruments & components	8.12
Insurance	4.14
Internet software & services	5.29
IT services	0.93
Media	5.47
Oil, gas & consumable fuels	2.48
Paper & forest products	2.06
Pharmaceuticals	2.87
Real estate management & development	3.81
Semiconductors & semiconductor equipment	8.34
Technology hardware, storage & peripherals	4.70
Transportation infrastructure	2.59
Wireless telecommunication services	3.94

Total common stocks	99.47%
Short-term investment	1.14

Total investments	100.61%
Liabilities, in excess of cash and other assets	(0.61)

Net assets	100.00%

UBS–HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 99.47%
Brazil: 4.94%
Banco Bradesco SA ADR	202,872	$1,511,396
Klabin SA	272,700	1,469,053

Total Brazil common stocks		2,980,449

China: 23.97%
Alibaba Group Holding Ltd. ADR*	7,700	608,531
China Merchants Holdings International Co., Ltd.	526,000	1,562,944
China Mobile Ltd.	213,000	2,373,729
China Resources Land Ltd.	894,766	2,295,351
China Telecom Corp., Ltd., H Shares	4,802,000	2,538,006
Ping An Insurance Group Co. of China Ltd., H Shares	522,000	2,496,497
Tencent Holdings Ltd.	126,600	2,585,089

Total China common stocks		14,460,147

India: 14.29%
HDFC Bank Ltd.	138,112	2,233,964
ICICI Bank Ltd.	745,812	2,665,203
Mahindra & Mahindra Ltd.	78,034	1,426,641
Sun Pharmaceutical Industries Ltd.	139,737	1,730,293
Wipro Ltd.	66,168	563,786

Total India common stocks		8,619,887

Mexico: 5.26%
Fomento Economico Mexicano SAB de CV ADR	15,900	1,531,329
Grupo Financiero Banorte SAB de CV, Class O	291,200	1,642,147

Total Mexico common stocks		3,173,476

Poland: 2.42%
Powszechna Kasa Oszczednosci Bank Polski SA*	195,464	1,456,341

Russia: 5.11%
Lukoil PJSC ADR	38,671	1,494,634
Sberbank of Russia PJSC	971,204	1,588,678

Total Russia common stocks		3,083,312

South Africa: 7.53%
Mondi PLC	64,834	1,244,054
Naspers Ltd., Class N	23,614	3,296,483

Total South Africa common stocks		4,540,537

South Korea: 9.01%
LG Chem Ltd.	9,077	2,599,438
Samsung Electronics Co., Ltd.	2,471	2,834,866

Total South Korea common stocks		5,434,304

Taiwan: 16.46%
Advanced Semiconductor Engineering, Inc.	1,696,000	1,973,502
Hon Hai Precision Industry Co., Ltd.	917,756	2,418,149
Largan Precision Co., Ltd.	32,000	2,480,736
Taiwan Semiconductor Manufacturing Co., Ltd.	607,000	3,055,369

Total Taiwan common stocks		9,927,756

Thailand: 8.38%
Bangkok Bank PCL	478,500	2,448,266
Bangkok Bank PCL NVDR	34,600	177,032
Siam Cement PCL	18,650	247,041
Siam Cement PCL NVDR	164,500	2,178,994

Total Thailand common stocks		5,051,333

UBS–HALO Emerging Markets Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
United Kingdom: 2.10%
SABMiller PLC	20,860	$1,266,810

Total common stocks (cost $59,034,737)		59,994,352

Short-term investment: 1.14%
Investment company: 1.14%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $689,873)	689,873	689,873

Total investments: 100.61% (cost $59,724,610)		60,684,225
Liabilities, in excess of cash and other assets — (0.61)%		(367,248)

Net assets: 100.00%		$60,316,977

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,170,369
Gross unrealized depreciation	(4,210,754)

Net unrealized appreciation of investments	$959,615

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$55,065,081	$4,929,271	$—	$59,994,352
Short-term investment	—	689,873	—	689,873
Total	$55,065,081	$5,619,144	$—	$60,684,225

At March 31, 2016, there were no transfers between Level 1 and Level 2

Portfolio footnotes

*	Non-income producing security.

The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund.

Security description	Value 12/31/15	Purchases during the three months ended 03/31/16	Sales during the three months ended 03/31/16	Value 03/31/16	Net income earned from affiliate for the three months ended 03/31/16
UBS Private Money Market Fund LLC[a]	$1,030,275	$2,301,888	$3,332,163	$—	$152

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Airlines	3.76%
Auto components	1.93
Automobiles	3.53
Banks	11.56
Beverages	1.98
Capital markets	0.99
Chemicals	2.71
Construction materials	1.33
Diversified financial services	4.66
Diversified telecommunication services	1.14
Electric utilities	0.75
Electrical equipment	2.64
Electronic equipment, instruments & components	0.66
Food products	3.66
Health care providers & services	1.89
Hotels, restaurants & leisure	2.55
Household durables	2.21
Industrial conglomerates	1.66
Insurance	4.34
Life sciences tools & services	1.03
Machinery	4.00
Marine	1.03
Media	1.67
Metals & mining	3.07
Multiline retail	0.81
Oil, gas & consumable fuels	8.02
Personal products	2.40
Pharmaceuticals	6.46
Real estate investment trust (REIT)	2.10
Real estate management & development	1.34
Semiconductors & semiconductor equipment	0.92
Software	1.98
Specialty retail	1.11
Textiles, apparel & luxury goods	1.05
Tobacco	2.21
Trading companies & distributors	1.37
Wireless telecommunication services	4.09

Total common stocks	98.61%
Short-term investment	0.34
Investment of cash collateral from securities loaned	6.90

Total investments	105.85%
Liabilities, in excess of cash and other assets	(5.85)

Net assets	100.00%

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 98.61%
Australia: 2.10%
Westfield Corp., REIT	117,403	$899,053

Austria: 1.39%
Erste Group Bank AG*	21,230	596,693

Canada: 5.33%
Husky Energy, Inc.	37,643	468,672
Suncor Energy, Inc.[1]	30,616	852,651
Toronto-Dominion Bank	22,300	962,570

Total Canada common stocks		2,283,893

China: 4.70%
AIA Group Ltd.	172,645	978,136
Jardine Matheson Holdings Ltd.[1]	12,500	713,500
Power Assets Holdings Ltd.	31,500	322,214

Total China common stocks		2,013,850

Denmark: 2.26%
AP Moeller - Maersk A/S, Class B*	335	439,436
Danske Bank A/S	18,743	529,504

Total Denmark common stocks		968,940

Finland: 2.06%
Sampo Oyj, Class A	18,609	883,852

France: 5.10%
Danone SA	12,159	864,871
Renault SA	7,256	720,967
Schneider Electric SE	9,466	598,241

Total France common stocks		2,184,079

Germany: 8.81%
Bayer AG	6,266	736,537
Fresenius SE & Co. KGaA	11,095	810,651
HeidelbergCement AG	6,654	569,762
KION Group AG*	11,176	651,628
ThyssenKrupp AG	29,166	606,013
TUI AG	25,794	399,733

Total Germany common stocks		3,774,324

Ireland: 4.27%
ICON PLC*	5,900	443,090
Ryanair Holdings PLC ADR	8,287	711,190
Shire PLC	11,882	675,624

Total Ireland common stocks		1,829,904

Israel: 1.98%
Check Point Software Technologies Ltd.*[1]	9,700	848,459

Italy: 3.38%
Autogrill SpA*[1]	46,803	389,310
Banca Mediolanum SpA	60,889	485,692
Intesa Sanpaolo SpA[1]	206,366	571,561

Total Italy common stocks		1,446,563

Japan: 22.72%
ABC-Mart, Inc.	7,400	474,068
Alps Electric Co., Ltd.	16,200	282,415

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
Japan — (concluded)
Hino Motors Ltd.	49,600	$536,347
Inpex Corp.	51,700	392,074
Japan Airlines Co., Ltd.	24,600	900,984
KDDI Corp.	43,000	1,148,501
Matsui Securities Co., Ltd.[1]	49,900	425,200
Mitsui Fudosan Co., Ltd.	23,000	573,850
Nidec Corp.	7,800	533,723
ORIX Corp.	56,300	803,142
Shin-Etsu Chemical Co., Ltd.	11,100	574,405
Sony Corp.	36,900	948,525
Sumitomo Electric Industries Ltd.	37,900	461,016
THK Co., Ltd.	28,600	527,554
Toyota Industries Corp.	8,100	364,174
Toyota Motor Corp.	15,000	793,283

Total Japan common stocks		9,739,261

Netherlands: 5.49%
Heineken NV	9,364	848,694
Koninklijke DSM NV	10,566	581,134
Royal Dutch Shell PLC, Class A	38,109	921,722

Total Netherlands common stocks		2,351,550

Norway: 1.14%
Telenor ASA	30,219	489,000

Spain: 3.76%
Banco Bilbao Vizcaya Argentaria SA	67,459	448,442
Banco Santander SA	101,871	449,070
Mediaset Espana Comunicacion SA	62,067	713,676

Total Spain common stocks		1,611,188

Switzerland: 4.22%
Cie Financiere Richemont SA	6,819	450,676
Roche Holding AG	5,518	1,358,339

Total Switzerland common stocks		1,809,015

United Kingdom: 19.19%
ARM Holdings PLC	27,098	394,644
Ashtead Group PLC	47,335	587,389
Associated British Foods PLC	14,645	704,425
BP PLC	159,373	801,491
HSBC Holdings PLC	119,649	745,639
Imperial Brands PLC	17,036	945,197
Lloyds Banking Group PLC	665,894	650,537
London Stock Exchange Group PLC	17,451	706,805
Next PLC	4,485	347,845
Rio Tinto Ltd.	8,468	277,107
Rio Tinto PLC	15,418	433,028
Unilever NV CVA	22,930	1,027,635
Vodafone Group PLC	189,811	603,027

Total United Kingdom common stocks		8,224,769

United States: 0.71%
Carnival PLC	5,630	303,390

Total common stocks (cost $42,241,690)		42,257,783

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Short-term investment: 0.34%
Investment company: 0.34%
JPMorgan US Government Money Market Fund, Capital Shares (cost $147,641)	147,641	$147,641

Investment of cash collateral from securities loaned: 6.90%
UBS Private Money Market Fund LLC[2] (cost $2,958,634)	2,958,634	2,958,634

Total investments: 105.85% (cost $45,347,965)		45,364,058
Liabilities, in excess of cash and other assets — (5.85)%		(2,506,007)

Net assets — 100.00%		$42,858,051

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$5,139,698
Gross unrealized depreciation	(5,123,605)

Net unrealized appreciation of investments	$16,093

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	AUD	560,000	USD	420,413	06/20/16	$(7,301)
JPMCB	CHF	580,000	USD	589,121	06/20/16	(16,208)
JPMCB	DKK	1,100,000	USD	163,950	06/20/16	(4,449)
JPMCB	EUR	195,000	USD	220,908	06/20/16	(1,525)
JPMCB	GBP	1,180,000	USD	1,686,494	06/20/16	(8,727)
JPMCB	HKD	5,900,000	USD	760,563	06/20/16	(344)
JPMCB	ILS	2,225,000	USD	573,878	06/20/16	(19,598)
JPMCB	JPY	70,400,000	USD	620,402	06/20/16	(6,584)
JPMCB	NOK	2,330,000	USD	273,083	06/20/16	(8,386)
JPMCB	USD	724,654	AUD	970,000	06/20/16	16,209
JPMCB	USD	1,199,957	CAD	1,590,000	06/20/16	24,378
JPMCB	USD	237,733	GBP	165,000	06/20/16	(689)
JPMCB	USD	1,049,615	SEK	8,780,000	06/20/16	35,011
JPMCB	USD	515,523	SGD	710,000	06/20/16	10,981
Net unrealized appreciation on forward foreign currency contracts						$12,768

UBS International Equity Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$42,257,783	$—	$—	$42,257,783
Short-term investment	—	147,641	—	147,641
Investment of cash collateral from securities loaned	—	2,958,634	—	2,958,634
Forward foreign currency contracts	—	86,579	—	86,579
Total	$42,257,783	$3192854	$—	$45,450,637
Liabilities
Forward foreign currency contracts	$—	$(73,811)	$—	$(73,811)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2016.
[2]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund.

Security description	Value 12/31/15	Purchases during the three months ended 03/31/16	Sales during the three months ended 03/31/16	Value 03/31/16	Net income earned from affiliate for the three months ended 03/31/16
UBS Private Money Market Fund LLC[a]	$273,714	$9,256,560	$6,571,640	$2,958,634	$749

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Common stocks
Aerospace & defense	1.56%
Airlines	1.87
Auto components	1.46
Automobiles	1.98
Banks	8.40
Beverages	2.97
Biotechnology	3.88
Capital markets	2.18
Communications equipment	0.83
Consumer finance	1.87
Diversified telecommunication services	1.27
Electronic equipment, instruments & components	4.02
Energy equipment & services	2.97
Food & staples retailing	2.26
Food products	3.11
Health care equipment & supplies	1.85
Health care providers & services	4.02
Hotels, restaurants & leisure	2.71
Household durables	0.79
Industrial conglomerates	2.55
Insurance	6.96
Internet & catalog retail	3.46
Internet software & services	3.56
IT services	3.48
Life sciences tools & services	1.25
Machinery	2.56
Media	6.38
Oil, gas & consumable fuels	4.76
Pharmaceuticals	11.06
Real estate investment trust (REIT)	3.54
Road & rail	3.30
Semiconductors & semiconductor equipment	9.40
Software	5.20
Specialty retail	1.33
Technology hardware, storage & peripherals	1.13
Tobacco	4.14
Wireless telecommunication services	1.10

Total common stocks	125.16%
Short-term investment	3.38

Total investments before investments sold short	128.54%

Investments sold short
Common stocks
Aerospace & defense	(0.32)%
Banks	(1.57)
Beverages	(1.08)
Biotechnology	(2.37)
Capital markets	(1.86)
Commercial services & supplies	(1.65)
Communications equipment	(0.96)
Electronic equipment, instruments & components	(1.54)
Energy equipment & services	(0.14)
Food products	(1.26)
Health care equipment & supplies	(2.57)
Health care providers & services	(0.77)
Hotels, restaurants & leisure	(2.26)
Household products	(0.41)
Insurance	(0.84)
Internet software & services	(0.79)
IT services	(1.24)
Life sciences tools & services	(1.55)
Media	(0.33)
Oil, gas & consumable fuels	(0.91)
Personal products	(0.42)
Pharmaceuticals	(0.94)
Real estate investment trust (REIT)	(0.22)
Semiconductors & semiconductor equipment	(1.40)
Software	(1.65)
Specialty retail	(0.43)
Technology hardware, storage & peripherals	(0.33)
Textiles, apparel & luxury goods	(0.57)
Thrifts & mortgage finance	(0.34)

Total investments sold short	(30.72)%
Total investments, net of investments sold short	97.82%
Cash and other assets, less liabilities	2.18

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks: 125.16%
Aerospace & defense: 1.56%
United Technologies Corp.[1]	28,810	$2,883,881

Airlines: 1.87%
United Continental Holdings, Inc.*	57,800	3,459,908

Auto components: 1.46%
Delphi Automotive PLC	35,900	2,693,218

Automobiles: 1.98%
General Motors Co.[1]	116,400	3,658,452

Banks: 8.40%
Citigroup, Inc.[1]	84,644	3,533,887
Fifth Third Bancorp[1]	110,500	1,844,245
JPMorgan Chase & Co.[1]	82,636	4,893,704
US Bancorp[1]	81,850	3,322,291
Wells Fargo & Co.[1]	40,400	1,953,744

		15,547,871

Beverages: 2.97%
PepsiCo, Inc.[1]	53,600	5,492,928

Biotechnology: 3.88%
Alnylam Pharmaceuticals, Inc.*[1]	34,197	2,146,546
Atara Biotherapeutics, Inc.*[1]	47,285	899,833
Chimerix, Inc.*[1]	87,600	447,636
Lexicon Pharmaceuticals, Inc.*[1]	249,624	2,983,007
MacroGenics, Inc.*[1]	7,300	136,875
Regulus Therapeutics, Inc.*[1]	41,700	288,981
TG Therapeutics, Inc.*[1]	32,000	272,640

		7,175,518

Capital markets: 2.18%
Invesco Ltd.[1]	60,450	1,860,047
Morgan Stanley[1]	87,204	2,180,972

		4,041,019

Communications equipment: 0.83%
Arista Networks, Inc.*[1]	24,269	1,531,374

Consumer finance: 1.87%
American Express Co.[1]	56,215	3,451,601

Diversified telecommunication services: 1.27%
pdvWireless, Inc.*	68,200	2,341,988

Electronic equipment, instruments & components: 4.02%
CDW Corp.[1]	58,471	2,426,547
Dolby Laboratories, Inc., Class A1	72,764	3,162,323
Jabil Circuit, Inc.[1]	95,691	1,843,966

		7,432,836

Energy equipment & services: 2.97%
Halliburton Co.[1]	63,297	2,260,969
McDermott International, Inc.*[1]	419,447	1,715,538
Noble Corp. PLC[1]	146,200	1,513,170

		5,489,677

Food & staples retailing: 2.26%
Walgreens Boots Alliance, Inc.[1]	49,547	4,173,839

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (continued)
Food products: 3.11%
Mondelez International, Inc., Class A1	143,503	$5,757,340

Health care equipment & supplies: 1.85%
HeartWare International, Inc.*[1]	44,609	1,401,615
St. Jude Medical, Inc.	36,800	2,024,000

		3,425,615

Health care providers & services: 4.02%
Envision Healthcare Holdings, Inc.*[1]	99,900	2,037,960
UnitedHealth Group, Inc.[1]	41,900	5,400,910

		7,438,870

Hotels, restaurants & leisure: 2.71%
Yum! Brands, Inc.[1]	61,291	5,016,668

Household durables: 0.79%
Lennar Corp., Class A1	30,100	1,455,636

Industrial conglomerates: 2.55%
General Electric Co.[1]	148,100	4,708,099

Insurance: 6.96%
Aflac, Inc.[1]	44,251	2,794,008
Aon PLC[1]	43,000	4,491,350
Lincoln National Corp.[1]	61,200	2,399,040
MetLife, Inc.[1]	72,600	3,190,044

		12,874,442

Internet & catalog retail: 3.46%
Amazon.com, Inc.*[1]	7,862	4,667,198
Expedia, Inc.[1]	16,000	1,725,120

		6,392,318

Internet software & services: 3.56%
Cornerstone OnDemand, Inc.*[1]	52,264	1,712,691
Facebook, Inc., Class A*[1]	42,694	4,871,386

		6,584,077

IT services: 3.48%
First Data Corp., Class A*[1]	152,365	1,971,603
ServiceSource International, Inc.*[1]	219,630	935,624
Visa, Inc., Class A1	46,270	3,538,730

		6,445,957

Life sciences tools & services: 1.25%
Bio-Rad Laboratories, Inc., Class A*[1]	16,936	2,315,490

Machinery: 2.56%
Caterpillar, Inc.[1]	46,423	3,553,216
Colfax Corp.*[1]	41,600	1,189,344

		4,742,560

Media: 6.38%
CBS Corp. (Non-Voting), Class B1	65,799	3,624,867
Time Warner, Inc.[1]	47,897	3,474,927
Walt Disney Co.[1]	47,400	4,707,294

		11,807,088

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Common stocks — (concluded)
Oil, gas & consumable fuels: 4.76%
Cobalt International Energy, Inc.*[1]	304,049	$903,026
EOG Resources, Inc.[1]	32,025	2,324,374
Gulfport Energy Corp.*[1]	40,427	1,145,701
Laredo Petroleum, Inc.*[1]	151,818	1,203,917
Oasis Petroleum, Inc.*[1]	229,426	1,670,221
SM Energy Co.[1]	83,065	1,556,638

		8,803,877

Pharmaceuticals: 11.06%
Allergan PLC*[1]	15,000	4,020,450
Catalent, Inc.*[1]	92,200	2,458,974
Eli Lilly & Co.[1]	58,711	4,227,779
Impax Laboratories, Inc.*[1]	74,233	2,376,941
Mallinckrodt PLC*[1]	27,458	1,682,626
Medicines Co.*[1]	73,186	2,325,119
Teva Pharmaceutical Industries Ltd. ADR	63,000	3,371,130

		20,463,019

Real estate investment trust (REIT): 3.54%
Digital Realty Trust, Inc.[1]	38,300	3,389,167
Simon Property Group, Inc.[1]	15,200	3,156,888

		6,546,055

Road & rail: 3.30%
Norfolk Southern Corp.[1]	26,018	2,165,999
Union Pacific Corp.[1]	49,600	3,945,680

		6,111,679

Semiconductors & semiconductor equipment: 9.40%
Broadcom Ltd.[1]	21,235	3,280,807
Lam Research Corp.[1]	24,000	1,982,400
Maxim Integrated Products, Inc.[1]	58,154	2,138,904
Micron Technology, Inc.*[1]	248,956	2,606,569
NXP Semiconductors NV*[1]	20,300	1,645,721
ON Semiconductor Corp.*[1]	194,074	1,861,170
Qorvo, Inc.*[1]	34,582	1,743,279
Skyworks Solutions, Inc.[1]	27,315	2,127,839

		17,386,689

Software: 5.20%
Check Point Software Technologies Ltd.*[1]	39,921	3,491,890
Symantec Corp.[1]	149,222	2,742,700
VMware, Inc., Class A*[1]	64,828	3,391,153

		9,625,743

Specialty retail: 1.33%
Best Buy Co., Inc.[1]	75,892	2,461,936

Technology hardware, storage & peripherals: 1.13%
Western Digital Corp.[1]	44,388	2,096,889

Tobacco: 4.14%
Philip Morris International, Inc.[1]	78,023	7,654,837

Wireless telecommunication services: 1.10%
T-Mobile US, Inc.*[1]	53,000	2,029,900

Total common stocks (cost $223,563,595)		231,518,894

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Short-term investment: 3.38%
Investment company: 3.38%
JPMorgan U.S. Government Money Market Fund, Capital Shares (cost $6,250,926)	6,250,926	$6,250,926

Total investments before investments sold short: 128.54% (cost $229,814,521)		237,769,820

Investments sold short: (30.72)%
Common stocks: (30.72)%
Aerospace & defense: (0.32)%
Northrop Grumman Corp.	(3,000)	(593,700)

Banks: (1.57)%
Associated Banc-Corp.	(38,800)	(696,072)
BancorpSouth, Inc.	(32,500)	(692,575)
People’s United Financial, Inc.	(48,000)	(764,640)
Westamerica Bancorporation	(15,400)	(750,134)

		(2,903,421)

Beverages: (1.08)%
Constellation Brands, Inc., Class A	(8,300)	(1,254,047)
Dr. Pepper Snapple Group, Inc.	(8,300)	(742,186)

		(1,996,233)

Biotechnology: (2.37)%
Celgene Corp.	(10,600)	(1,060,954)
Intrexon Corp.	(23,500)	(796,415)
Ligand Pharmaceuticals, Inc.	(9,057)	(969,914)
OPKO Health, Inc.	(81,675)	(848,603)
United Therapeutics Corp.	(6,300)	(702,009)

		(4,377,895)

Capital markets: (1.86)%
Charles Schwab Corp.	(52,700)	(1,476,654)
Janus Capital Group, Inc.	(60,300)	(882,189)
Stifel Financial Corp.	(16,200)	(479,520)
TD Ameritrade Holding Corp.	(19,300)	(608,529)

		(3,446,892)

Commercial services & supplies: (1.65)%
Healthcare Services Group, Inc.	(56,800)	(2,090,808)
Stericycle, Inc.	(7,600)	(959,044)

		(3,049,852)

Communications equipment: (0.96)%
Juniper Networks, Inc.	(41,857)	(1,067,772)
Polycom, Inc.	(63,842)	(711,838)

		(1,779,610)

Electronic equipment, instruments & components: (1.54)%
Flextronics International Ltd.	(66,500)	(801,990)
Ingram Micro, Inc., Class A	(29,229)	(1,049,614)
Tech Data Corp.	(12,986)	(996,935)

		(2,848,539)

Energy equipment & services: (0.14)%
FMC Technologies, Inc.	(9,400)	(257,184)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Food products: (1.26)%
Campbell Soup Co.	(21,335)	$(1,360,960)
McCormick & Co. Inc. (Non-voting)	(9,750)	(969,930)

		(2,330,890)

Health care equipment & supplies: (2.57)%
Abaxis, Inc.	(17,000)	(771,630)
Cynosure, Inc., Class A	(17,801)	(785,380)
DENTSPLY SIRONA, Inc.	(13,500)	(832,005)
IDEXX Laboratories, Inc.	(10,200)	(798,864)
STERIS PLC	(10,100)	(717,605)
Zeltiq Aesthetics, Inc.	(31,100)	(844,676)

		(4,750,160)

Health care providers & services: (0.77)%
MEDNAX, Inc.	(11,500)	(743,130)
Patterson Cos., Inc.	(14,700)	(683,991)

		(1,427,121)

Hotels, restaurants & leisure: (2.26)%
Buffalo Wild Wings, Inc.	(5,300)	(785,036)
Choice Hotels International, Inc.	(32,300)	(1,745,815)
Hyatt Hotels Corp., Class A	(17,700)	(875,973)
Wendy’s Co.	(70,200)	(764,478)

		(4,171,302)

Household products: (0.41)%
Clorox Co.	(6,000)	(756,360)

Insurance: (0.84)%
American International Group, Inc.	(28,900)	(1,562,045)

Internet software & services: (0.79)%
Akamai Technologies, Inc.	(10,600)	(589,042)
Gogo, Inc.	(37,683)	(414,890)
Rackspace Hosting, Inc.	(21,106)	(455,678)

		(1,459,610)

IT services: (1.24)%
Cognizant Technology Solutions Corp., Class A	(15,600)	(978,120)
Fidelity National Information Services, Inc.	(9,524)	(602,965)
Xerox Corp.	(63,400)	(707,544)

		(2,288,629)

Life sciences tools & services: (1.55)%
Mettler-Toledo International, Inc.	(3,900)	(1,344,564)
PerkinElmer, Inc.	(15,900)	(786,414)
Thermo Fisher Scientific, Inc.	(5,200)	(736,268)

		(2,867,246)

Media: (0.33)%
Gannett Co., Inc.	(40,317)	(610,399)

Oil, gas & consumable fuels: (0.91)%
Spectra Energy Corp.	(17,919)	(548,321)
Tesoro Corp.	(7,004)	(602,414)
Valero Energy Corp.	(8,406)	(539,161)

		(1,689,896)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Shares	Value
Investments sold short — (concluded)
Common stocks — (concluded)
Personal products: (0.42)%
Coty, Inc., Class A	(27,627)	$(768,860)

Pharmaceuticals: (0.94)%
AbbVie, Inc.	(19,200)	(1,096,704)
Concordia Healthcare Corp.	(24,977)	(639,257)

		(1,735,961)

Real estate investment trust (REIT): (0.22)%
Equity Residential	(5,400)	(405,162)

Semiconductors & semiconductor equipment: (1.40)%
Cavium, Inc.	(13,400)	(819,544)
Linear Technology Corp.	(14,200)	(632,752)
NVIDIA Corp.	(31,717)	(1,130,077)

		(2,582,373)

Software: (1.65)%
Electronic Arts, Inc.	(21,800)	(1,441,198)
Red Hat, Inc.	(11,300)	(841,963)
Synopsys, Inc.	(16,000)	(775,040)

		(3,058,201)

Specialty retail: (0.43)%
American Eagle Outfitters, Inc.	(48,095)	(801,744)

Technology hardware, storage & peripherals: (0.33)%
Diebold, Inc.	(21,400)	(618,674)

Textiles, apparel & luxury goods: (0.57)%
Under Armour, Inc., Class A	(12,400)	(1,051,892)

Thrifts & mortgage finance: (0.34)%
New York Community Bancorp, Inc.	(40,000)	(636,000)

Total investments sold short (proceeds $46,498,319)		$(56,825,851)

Total investments, net of investments sold short — 97.82%		180,943,969
Cash and other assets, less liabilities — 2.18%		4,040,362

Net assets —100.00%		$184,984,331

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short, was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$32,248,883
Gross unrealized depreciation	(24,293,584)

Net unrealized appreciation of investments	$7,955,299

For a listing of defined acronyms, counterparty abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$231,518,894	$—	$—	$231,518,894
Short-term investment	—	6,250,926	—	6,250,926
Total	$231,518,894	$6,250,926	$—	$237,769,820
Liabilities
Common stocks sold short	$(56,825,851)	$—	$—	$(56,825,851)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnote

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2016

Bonds
Corporate bonds
Aerospace & defense	0.23%
Air freight & logistics	0.06
Airlines	0.29
Automobiles	0.30
Banks	20.00
Beverages	2.24
Biotechnology	0.91
Capital markets	3.51
Chemicals	1.22
Commercial services & supplies	0.37
Communications equipment	0.47
Construction & engineering	0.91
Consumer finance	1.82
Diversified financial services	4.49
Diversified telecommunication services	4.68
Electric utilities	4.57
Energy equipment & services	1.14
Food & staples retailing	0.64
Food products	1.09
Gas utilities	1.51
Health care equipment & supplies	0.85
Health care providers & services	0.81
Hotels, restaurants & leisure	0.16
Independent power and renewable electricity producers	0.41
Industrial conglomerates	1.02
Insurance	10.36
Internet software & services	0.20
IT services	0.29
Life sciences tools & services	0.20
Machinery	0.45
Marine	0.30
Media	3.17
Metals & mining	2.01
Multi-utilities	1.17
Oil, gas & consumable fuels	10.66
Pharmaceuticals	2.03
Real estate investment trust (REIT)	0.64
Real estate management & development	0.45
Road & rail	1.06
Semiconductors & semiconductor equipment	0.27
Software	0.44
Specialty retail	0.55
Technology hardware, storage & peripherals	0.12
Thrifts & mortgage finance	0.26
Tobacco	2.04
Transportation infrastructure	1.51
Water utilities	1.01

Wireless telecommunication services	1.35%

Total corporate bonds	94.24%

Total bonds	94.24%
Short-term investment	4.31

Total investments	98.55%
Cash and other assets, less liabilities	1.45

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds: 94.24%
Corporate bonds: 94.24%
Australia: 5.90%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	705,000	$496,887
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]		$530,000	517,204
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	250,000	270,733
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]		$200,000	202,636
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	200,000	235,451
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$140,000	142,461
Commonwealth Bank of Australia,
1.125%, due 03/13/17		250,000	249,965
2.250%, due 03/16/17[1]		500,000	507,136
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	275,000	308,707
2.750%, due 03/09/17		$250,000	253,735
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	435,000	461,405
5.450%, due 10/14/21[2]		$215,000	205,988
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]		200,000	200,675
6.750%, due 12/02/44[3]		700,000	727,300
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	205,000	214,025
Scentre Group Trust 1,
1.500%, due 07/16/20		150,000	175,658
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22		230,000	266,275
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]		$255,000	254,478
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]		185,000	208,743
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	150,000	172,969

Total Australia corporate bonds			6,072,431

Belgium: 0.41%
AG Insurance SA,
3.500%, due 06/30/47[3]		400,000	426,901

Bermuda: 0.27%
Bacardi Ltd.,
2.750%, due 07/03/23[2]		225,000	282,881

Brazil: 0.62%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]	EUR	420,000	400,854
Vale SA,
5.625%, due 09/11/42		$335,000	233,793

Total Brazil corporate bonds			634,647

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Canada: 2.35%
Bank of Montreal,
6.020%, due 05/02/18	CAD	250,000	$210,752
Bank of Nova Scotia,
4.100%, due 06/08/17		365,000	290,538
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		$260,000	260,606
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25		80,000	71,933
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	175,000	167,681
Nexen Energy ULC,
6.400%, due 05/15/37		$275,000	313,361
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	250,000	200,841
Suncor Energy, Inc.,
6.500%, due 06/15/38		$325,000	349,703
TELUS Corp.,
3.750%, due 01/17/25	CAD	85,000	68,692
Thomson Reuters Corp.,
1.300%, due 02/23/17		$230,000	229,590
Yamana Gold, Inc.,
4.950%, due 07/15/24		300,000	253,500

Total Canada corporate bonds			2,417,197

Cayman Islands: 1.28%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[2]		200,000	232,404
Noble Holding International Ltd.,
6.950%, due 04/01/25		160,000	104,000
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	350,000	411,137
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]		$200,000	206,775
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	95,000	141,285
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]		150,000	223,888

Total Cayman Islands corporate bonds			1,319,489

China: 0.67%
AIA Group Ltd.,
1.750%, due 03/13/18[2]		$520,000	518,533
Bao-trans Enterprises Ltd.,
1.625%, due 02/23/18	EUR	150,000	169,415

Total China corporate bonds			687,948

Czech Republic: 0.32%
NET4GAS sro,
2.500%, due 07/28/21		280,000	329,814

Denmark: 0.46%
AP Moeller — Maersk A/S,
3.375%, due 08/28/19[2]		245,000	303,388

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Denmark — (concluded)
DONG Energy A/S,
3.000%, due 11/06/15[3,4]	EUR	155,000	$169,584

Total Denmark corporate bonds			472,972

Finland: 0.85%
Elenia Finance Oyj,
2.875%, due 12/17/20		275,000	335,842
Sampo Oyj,
1.500%, due 09/16/21		100,000	116,420
Teollisuuden Voima Oyj,
2.500%, due 03/17/21		150,000	172,334
4.625%, due 02/04/19[2]		200,000	247,725

Total Finland corporate bonds			872,321

France: 3.79%
Arkema SA,
1.500%, due 01/20/25		100,000	114,619
AXA SA,
6.667%, due 07/06/16[3,5]	GBP	215,000	310,801
Banque Federative du Credit Mutuel SA,
3.000%, due 09/11/25	EUR	100,000	121,209
BNP Paribas SA,
2.700%, due 08/20/18		$265,000	270,947
2.875%, due 03/20/26[3]	EUR	210,000	243,245
Credit Logement SA,
0.924%, due 06/16/16[2,3,5]		150,000	127,637
Electricite de France SA,
5.625%, due 01/22/24[2,3,5]		$300,000	274,500
5.625%, due 01/22/24[1,3,5]		100,000	91,500
6.950%, due 01/26/39[1]		115,000	145,496
Engie SA,
4.750%, due 07/10/21[3,5]	EUR	300,000	370,387
Infra Park SAS,
1.250%, due 10/16/20		100,000	117,111
Orange SA,
5.875%, due 02/07/22[3,5]	GBP	200,000	289,015
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	300,000	366,767
Total Capital International SA,
1.550%, due 06/28/17		$620,000	622,549
TOTAL SA,
2.625%, due 02/26/25[3,5]	EUR	185,000	191,460
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25		200,000	239,790

Total France corporate bonds			3,897,033

Germany: 0.26%
Allianz SE,
4.750%, due 10/24/23[3,5]		100,000	123,171
RWE AG,
2.750%, due 04/21/75[3]		150,000	141,689

Total Germany corporate bonds			264,860

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Guernsey: 0.28%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]		$285,000	$288,705

Ireland: 2.12%
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	100,000	118,381
GE Capital International Funding Co.,
0.964%, due 04/15/16[1]		$300,000	300,024
2.342%, due 11/15/20[1]		347,000	355,796
4.418%, due 11/15/35[1]		602,000	651,535
Perrigo Co. PLC,
4.000%, due 11/15/23		200,000	203,433
PGH Capital Ltd.,
5.750%, due 07/07/21	GBP	200,000	297,755
XL Group PLC,
4.450%, due 03/31/25		$150,000	148,592
5.250%, due 12/15/43		100,000	103,557

Total Ireland corporate bonds			2,179,073

Israel: 0.04%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		42,000	43,680

Italy: 1.66%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	150,000	174,313
Autostrade per l’Italia SpA,
1.125%, due 11/04/21		150,000	175,783
CDP Reti SpA,
1.875%, due 05/29/22		265,000	311,591
Ei Towers SpA,
3.875%, due 04/26/18		100,000	120,447
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$200,000	204,691
4.375%, due 10/15/19[2]	EUR	200,000	256,752
Snam SpA,
3.875%, due 03/19/18[2]	EUR	175,000	213,707
UniCredit SpA,
3.250%, due 01/14/21		200,000	249,057

Total Italy corporate bonds			1,706,341

Japan: 0.78%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[2]		$400,000	403,384
Mitsubishi UFJ Financial Group, Inc.,
2.950%, due 03/01/21		200,000	204,269
Sumitomo Mitsui Financial Group, Inc.,
2.934%, due 03/09/21		195,000	198,794

Total Japan corporate bonds			806,447

Jersey, Channel Islands: 1.17%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	200,000	297,104
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]		100,000	167,463

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Jersey, Channel Islands — (concluded)
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	200,000	$217,576
4.600%, due 02/15/18[2]		315,000	387,837
HSBC Bank Capital Funding Sterling 2 LP,
5.862%, due 04/07/20[3,5]	GBP	90,000	130,411

Total Jersey, Channel Islands corporate bonds			1,200,391

Luxembourg: 0.25%
Belfius Financing Co.,
1.289%, due 02/09/17[3]		185,000	261,056

Mexico: 0.58%
America Movil SAB de CV,
5.000%, due 03/30/20		$265,000	293,029
Series A,
5.125%, due 09/06/73[3]	EUR	125,000	148,994
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18		$150,000	151,613

Total Mexico corporate bonds			593,636

Netherlands: 8.44%
ABN AMRO Bank NV,
2.875%, due 06/30/25[3]	EUR	100,000	116,067
4.875%, due 01/16/19[2]	GBP	125,000	195,251
6.250%, due 09/13/22[3]		$350,000	366,109
Achmea BV,
2.500%, due 11/19/20	EUR	465,000	566,557
4.250%, due 02/04/25[3,5]		150,000	153,751
Allianz Finance II BV,
4.375%, due 02/17/17[3,5]		225,000	261,148
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]	EUR	290,000	364,330
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18		380,000	463,557
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]		285,000	345,843
Cooperatieve Rabobank UA,
1.700%, due 03/19/18		$515,000	517,945
2.500%, due 05/26/26[3]	EUR	415,000	479,935
5.500%, due 06/29/20[3,5]		560,000	613,608
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	96,000	171,100
E.ON International Finance BV,
6.650%, due 04/30/38[1]		$60,000	69,077
EDP Finance BV,
2.000%, due 04/22/25	EUR	170,000	187,853
4.625%, due 06/13/16		230,000	263,941
Heineken NV,
2.125%, due 08/04/20[2]		315,000	385,719
LYB International Finance BV,
5.250%, due 07/15/43		$140,000	145,201
Nomura Europe Finance NV,
1.500%, due 05/12/21	EUR	200,000	230,628
Redexis Gas Finance BV,
1.875%, due 04/27/27		320,000	329,465
2.750%, due 04/08/21		195,000	239,195

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
REN Finance BV,
2.500%, due 02/12/25	EUR	175,000	$204,690
4.750%, due 10/16/20		200,000	262,758
Shell International Finance BV,
1.250%, due 11/10/17		$360,000	360,458
4.375%, due 05/11/45		420,000	421,831
Siemens Financieringsmaatschapij NV,
5.125%, due 02/20/17	EUR	160,000	190,342
6.125%, due 09/14/66[3]	GBP	127,000	184,289
Swiss Reinsurance Co. via ELM BV,
2.600%, due 09/01/25[3,5]	EUR	155,000	166,444
TenneT Holding BV,
6.655%, due 06/01/17[3,5]		165,000	198,293
Vonovia Finance BV,
4.000%, due 12/17/21[3,5]		200,000	224,451

Total Netherlands corporate bonds			8,679,836

Norway: 0.62%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	203,568
Statoil ASA,
3.125%, due 08/17/17		235,000	241,279
4.800%, due 11/08/43		180,000	193,696

Total Norway corporate bonds			638,543

Portugal: 0.12%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	121,174

Singapore: 0.20%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]		$200,000	205,762

Spain: 2.06%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	280,000	322,926
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25		100,000	113,575
Inmobiliaria Colonial SA,
1.863%, due 06/05/19		200,000	233,802
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]		400,000	455,306
Santander International Debt SAU,
1.375%, due 03/25/17		400,000	460,946
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]		400,000	528,843

Total Spain corporate bonds			2,115,398

Sweden: 1.52%
PGE Sweden AB,
1.625%, due 06/09/19		100,000	114,872
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	111,176
5.125%, due 03/30/20[2]		210,000	233,470
5.250%, due 03/01/21[3,5]		325,000	311,513
Swedbank AB,
5.500%, due 03/17/20[3,5]		400,000	392,000

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Sweden — (concluded)
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]		$400,000	$404,404

Total Sweden corporate bonds			1,567,435

Switzerland: 0.66%
Credit Suisse AG,
3.000%, due 10/29/21		300,000	306,163
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[3,5]	EUR	335,000	372,507

Total Switzerland corporate bonds			678,670

United Kingdom: 12.55%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24		$255,000	271,922
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	150,000	237,521
Aon PLC,
2.875%, due 05/14/26	EUR	100,000	119,966
4.750%, due 05/15/45		$255,000	258,781
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	275,000	408,859
4.882%, due 12/31/32[2]		150,000	231,089
Aviva PLC,
5.125%, due 06/04/50[3]		245,000	320,530
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$200,000	202,282
4.375%, due 09/11/24		200,000	188,031
6.625%, due 03/30/22[2]	EUR	350,000	470,572
BP Capital Markets PLC,
1.375%, due 05/10/18		210,000	208,790
2.750%, due 05/10/23		115,000	112,835
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	145,000	218,073
BUPA Finance PLC,
3.375%, due 06/17/21		100,000	148,947
5.000%, due 04/25/23		200,000	298,681
6.125%, due 09/16/20[3,5]		30,000	45,382
Centrica PLC,
5.250%, due 04/10/75[3]		150,000	194,853
Diageo Capital PLC,
3.875%, due 04/29/43		$160,000	162,544
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	125,000	193,058
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$300,000	302,030
HSBC Holdings PLC,
5.100%, due 04/05/21		475,000	522,725
Imperial Brands Finance PLC,
2.050%, due 02/11/18[1]		200,000	200,597
2.950%, due 07/21/20[1]		200,000	205,146
9.000%, due 02/17/22[2]	GBP	100,000	192,766
Legal & General Group PLC,
6.385%, due 05/02/17[3,5]		100,000	146,138

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]	GBP	300,000	$411,742
Lloyds Bank PLC,
1.375%, due 09/08/22	EUR	510,000	593,382
11.875%, due 12/16/21[2,3]		170,000	208,301
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	100,000	165,764
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]		150,000	241,400
Nationwide Building Society,
2.250%, due 04/29/22		110,000	158,171
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		100,000	162,681
Prudential PLC,
1.375%, due 01/19/18		235,000	337,281
5.000%, due 07/20/55[3]		200,000	252,188
Royal Bank of Scotland Group PLC,
1.500%, due 11/28/16	EUR	150,000	172,103
Royal Bank of Scotland PLC,
6.934%, due 04/09/18		130,000	162,350
Scottish Widows Ltd.,
5.500%, due 06/16/23	GBP	150,000	219,125
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$250,000	245,555
3.125%, due 04/24/23[2]		350,000	343,776
Sky PLC,
2.500%, due 09/15/26	EUR	180,000	216,417
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	100,000	141,177
SSE PLC,
3.875%, due 09/10/20[3,5]		150,000	206,928
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$635,000	636,145
State Grid Europe Development 2014 PLC,
Series A,
1.500%, due 01/26/22	EUR	225,000	253,467
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	76,977
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		270,000	471,278
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		390,000	573,906
6.750%, due 12/17/36[3]		60,000	95,452
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]		100,000	184,073
WPP Finance 2010,
3.750%, due 09/19/24		$210,000	$212,632
WPP Finance 2013,
0.430%, due 03/23/18	EUR	270,000	307,930

Total United Kingdom corporate bonds			12,912,319

United States: 43.81%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$375,000	451,162

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
ABB Finance USA, Inc.,
2.875%, due 05/08/22		$265,000	$272,903
AbbVie, Inc.,
2.900%, due 11/06/22		420,000	427,543
4.400%, due 11/06/42		160,000	161,694
Actavis Funding SCS,
1.300%, due 06/15/17		115,000	114,680
3.450%, due 03/15/22		265,000	275,211
4.750%, due 03/15/45		215,000	227,752
Aetna, Inc.,
3.500%, due 11/15/24		280,000	285,763
Albemarle Corp.,
1.875%, due 12/08/21	EUR	430,000	482,969
Alltel Corp.,
7.875%, due 07/01/32		$220,000	292,428
Altria Group, Inc.,
4.250%, due 08/09/42		600,000	624,041
American Airlines Pass Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		104,507	103,544
American Express Credit Corp.,
1.300%, due 07/29/16		125,000	125,207
2.375%, due 05/26/20		120,000	121,825
American International Group, Inc.,
3.375%, due 08/15/20		335,000	346,350
3.875%, due 01/15/35		130,000	116,152
4.500%, due 07/16/44		140,000	132,075
Amgen, Inc.,
1.250%, due 02/25/22	EUR	100,000	116,083
Anadarko Petroleum Corp.,
3.450%, due 07/15/24		$105,000	93,542
4.850%, due 03/15/21		90,000	91,668
6.375%, due 09/15/17		450,000	471,249
Apache Corp.,
4.750%, due 04/15/43		415,000	372,612
Appalachian Power Co.,
4.400%, due 05/15/44		250,000	250,613
Apple, Inc.,
1.300%, due 02/23/18		120,000	120,944
AT&T, Inc.,
3.000%, due 02/15/22		220,000	224,595
4.750%, due 05/15/46		310,000	302,478
5.000%, due 03/01/21		520,000	580,184
5.550%, due 08/15/41		290,000	310,900
Bank of America Corp.,
1.375%, due 09/10/21	EUR	385,000	446,797
3.875%, due 08/01/25		$405,000	421,370
5.875%, due 02/07/42		180,000	218,198
BB&T Corp.,
1.600%, due 08/15/17		180,000	180,260
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		160,000	160,667

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Berkshire Hathaway, Inc.,
1.300%, due 03/15/24	EUR	170,000	$197,902
3.125%, due 03/15/26		$230,000	236,407
Biogen, Inc.,
4.050%, due 09/15/25		320,000	342,127
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		295,000	307,016
5.400%, due 06/01/41		180,000	213,721
Caterpillar, Inc.,
4.750%, due 05/15/64		180,000	187,346
CCO Safari II LLC,
4.464%, due 07/23/22[1]		240,000	251,442
CF Industries, Inc.,
5.150%, due 03/15/34		225,000	211,985
Chevron Corp.,
2.355%, due 12/05/22		215,000	214,983
Cisco Systems, Inc.,
1.400%, due 02/28/18		135,000	136,218
Citigroup, Inc.,
0.408%, due 05/31/17[3]	EUR	380,000	431,321
3.875%, due 10/25/23		$990,000	1,037,113
4.600%, due 03/09/26		125,000	128,225
CNA Financial Corp.,
5.875%, due 08/15/20		170,000	189,817
Coca-Cola Co.,
1.800%, due 09/01/16		290,000	291,244
1.875%, due 09/22/26	EUR	200,000	247,395
Comcast Corp.,
4.750%, due 03/01/44		$75,000	84,623
ConocoPhillips Co.,
2.200%, due 05/15/20		395,000	388,118
4.200%, due 03/15/21		205,000	213,880
CVS Health Corp.,
5.125%, due 07/20/45		295,000	341,841
Daimler Finance North America LLC,
2.450%, due 05/18/20[1]		300,000	303,287
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		24,950	28,692
Duke Energy Corp.,
3.050%, due 08/15/22		275,000	277,674
Enable Midstream Partners LP,
3.900%, due 05/15/24		170,000	134,448
Energy Transfer Partners LP,
6.050%, due 06/01/41		310,000	266,714
Enterprise Products Operating LLC,
4.850%, due 03/15/44		205,000	192,361
5.200%, due 09/01/20		160,000	174,757
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		160,000	180,128
ERP Operating LP,
3.375%, due 06/01/25		250,000	257,672

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Express Scripts Holding Co.,
2.250%, due 06/15/19		$250,000	$251,870
Exxon Mobil Corp.,
3.567%, due 03/06/45		95,000	92,401
4.114%, due 03/01/46		120,000	127,276
FedEx Corp.,
3.250%, due 04/01/26		60,000	61,518
Fifth Third Bank,
2.875%, due 10/01/21		300,000	305,723
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		265,000	277,880
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		755,000	765,012
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		290,000	202,275
3.875%, due 03/15/23		375,000	256,545
General Electric Co.,
1.875%, due 05/28/27	EUR	210,000	256,550
4.125%, due 10/09/42		$155,000	162,705
4.375%, due 09/16/20		125,000	139,475
Series A,
6.750%, due 03/15/32		190,000	259,623
General Motors Financial Co., Inc.,
3.500%, due 07/10/19		265,000	271,790
Georgia Power Co.,
5.400%, due 06/01/40		185,000	212,512
Gilead Sciences, Inc.,
2.050%, due 04/01/19		105,000	107,131
3.650%, due 03/01/26		30,000	31,928
4.750%, due 03/01/46		105,000	115,269
4.800%, due 04/01/44		205,000	225,315
Glencore Funding LLC,
1.700%, due 05/27/16[1]		280,000	278,038
2.500%, due 01/15/19[1]		115,000	105,225
3.125%, due 04/29/19[1]		475,000	431,062
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	700,000	808,685
5.150%, due 05/22/45		$205,000	208,313
Halliburton Co.,
3.800%, due 11/15/25		85,000	85,051
5.000%, due 11/15/45		105,000	102,969
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		160,000	152,003
HCP, Inc.,
3.875%, due 08/15/24		235,000	226,900
Illinois Tool Works, Inc.,
1.250%, due 05/22/23	EUR	240,000	278,956
Intel Corp.,
3.100%, due 07/29/22		$265,000	280,242
International Business Machines Corp.,
3.375%, due 08/01/23		285,000	302,995
JPMorgan Chase & Co.,
3.200%, due 01/25/23		1,680,000	1,725,913
3.875%, due 09/10/24		140,000	143,417

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Juniper Networks, Inc.,
4.500%, due 03/15/24		$225,000	$228,181
Kellogg Co.,
1.875%, due 11/17/16		205,000	206,277
Kinder Morgan Energy Partners LP,
5.000%, due 10/01/21		170,000	173,528
5.000%, due 03/01/43		335,000	276,611
Kinder Morgan, Inc.,
5.625%, due 11/15/23[1]		100,000	101,491
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[1]		175,000	192,860
5.000%, due 06/04/42		250,000	272,210
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		335,000	345,388
Lincoln National Corp.,
4.200%, due 03/15/22		430,000	451,918
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		245,000	263,293
Marathon Oil Corp.,
3.850%, due 06/01/25		200,000	162,589
Marathon Petroleum Corp.,
3.625%, due 09/15/24		275,000	251,568
McDonald’s Corp.,
2.750%, due 12/09/20		160,000	165,787
Medtronic, Inc.,
3.150%, due 03/15/22		270,000	286,032
4.000%, due 04/01/43		165,000	169,151
Mellon Capital III,
6.369%, due 09/05/66[3]	GBP	200,000	286,759
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	200,000	245,188
3.700%, due 02/10/45		$85,000	86,526
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	615,000	709,991
Microsoft Corp.,
2.625%, due 05/02/33		205,000	268,601
3.500%, due 11/15/42		$195,000	187,991
Mondelez International, Inc.,
2.375%, due 01/26/21	EUR	370,000	451,147
Monongahela Power Co.,
5.400%, due 12/15/43[1]		$140,000	166,014
Monsanto Co.,
4.200%, due 07/15/34		155,000	148,067
Morgan Stanley,
2.375%, due 07/23/19		810,000	818,687
2.650%, due 01/27/20		325,000	329,923
4.350%, due 09/08/26		235,000	241,949
6.375%, due 07/24/42		105,000	137,575
Mosaic Co.,
5.450%, due 11/15/33		145,000	149,110
NBCUniversal Media LLC,
4.375%, due 04/01/21		685,000	766,312

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Noble Energy, Inc.,
5.050%, due 11/15/44		$120,000	$102,230
Occidental Petroleum Corp.,
4.625%, due 06/15/45		105,000	109,626
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		105,000	136,403
PacifiCorp,
6.000%, due 01/15/39		275,000	354,333
Petroleos Mexicanos,
5.500%, due 02/24/25[2]	EUR	180,000	215,662
Philip Morris International, Inc.,
4.250%, due 11/10/44		$260,000	275,275
Phillips 66,
4.650%, due 11/15/34		130,000	128,983
Phillips 66 Partners LP,
4.680%, due 02/15/45		85,000	70,611
PNC Funding Corp.,
2.700%, due 09/19/16		220,000	221,525
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		150,000	154,419
Reynolds American, Inc.,
4.450%, due 06/12/25		140,000	154,099
5.700%, due 08/15/35		70,000	81,881
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		410,000	435,273
Schlumberger Holdings Corp.,
3.000%, due 12/21/20[1]		195,000	197,782
Sempra Energy,
6.000%, due 10/15/39		225,000	256,888
Southwestern Electric Power Co.,
6.200%, due 03/15/40		90,000	109,026
SunTrust Banks, Inc.,
1.350%, due 02/15/17		510,000	510,367
2.350%, due 11/01/18		280,000	281,986
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		75,000	73,924
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		155,000	166,137
Thermo Fisher Scientific, Inc.,
2.400%, due 02/01/19		200,000	202,500
Time Warner Cable, Inc.,
4.500%, due 09/15/42		175,000	155,390
5.000%, due 02/01/20		535,000	580,926
Transocean, Inc.,
6.500%, due 11/15/20		850,000	595,000
6.800%, due 03/15/38		175,000	87,500
Union Pacific Corp.,
4.050%, due 11/15/45		115,000	117,982
United Technologies Corp.,
1.250%, due 05/22/23	EUR	200,000	231,452
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$140,000	145,489

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

	Face amount	Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
US Bank NA,
1.350%, due 01/26/18	$270,000	$270,771
Valero Energy Corp.,
6.625%, due 06/15/37	280,000	303,771
Verizon Communications, Inc.,
2.625%, due 02/21/20	695,000	715,172
3.000%, due 11/01/21	135,000	140,337
4.500%, due 09/15/20	180,000	199,088
6.550%, due 09/15/43	650,000	854,982
Virginia Electric & Power Co.,
Series A,
6.000%, due 05/15/37	150,000	191,013
Wachovia Corp.,
5.750%, due 02/01/18	705,000	759,101
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24	235,000	241,914
Waste Management, Inc.,
4.100%, due 03/01/45	260,000	261,078
Williams Partners LP,
4.300%, due 03/04/24	260,000	216,299
Xcel Energy, Inc.,
4.800%, due 09/15/41	130,000	142,891
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22	205,000	208,146
4.450%, due 08/15/45	220,000	214,932

Total United States corporate bonds		45,057,371

Virgin Islands, British: 0.20%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2]	200,000	201,487

Total corporate bonds (cost $99,534,357)		96,935,818

Total bonds (cost $99,534,357)		96,935,818

	Shares
Short-term investment: 4.31%
Investment company: 4.31%
JPMorgan US Government Money Market Fund, Capital Shares (cost $4,429,963)	4,429,963	4,429,963

Total investments: 98.55% (cost $103,964,320)		101,365,781
Cash and other assets, less liabilities — 1.45%		1,490,825

Net assets — 100.00%		$102,856,606

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,009,060
Gross unrealized depreciation	(3,607,599)

Net unrealized depreciation of investments	$(2,598,539)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CIBC	EUR	24,685,000	USD	27,396,771	05/04/16	$(717,345)
DB	GBP	8,725,000	USD	12,481,060	05/04/16	(51,355)
JPMCB	AUD	720,000	USD	539,022	05/04/16	(12,135)
JPMCB	CAD	2,360,000	USD	1,780,815	05/04/16	(36,394)
JPMCB	USD	114,957	AUD	150,000	05/04/16	(133)
JPMCB	USD	866,550	EUR	765,000	05/04/16	4,719
Net unrealized depreciation on forward foreign currency contracts						$(812,643)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 10 contracts (USD)	June 2016	$1,209,703	$1,211,641	$1,938
10 Year US Treasury Notes, 50 contracts (USD)	June 2016	6,522,728	6,519,531	(3,197)

US Treasury futures sell contracts:
US Ultra Bond, 3 contracts (USD)	June 2016	(517,285)	(517,594)	(309)

Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 9 contracts (CAD)	June 2016	984,610	977,648	(6,962)
Euro-Bund, 11 contracts (EUR)	June 2016	2,039,222	2,044,260	5,038

Interest rate futures sell contracts:
Euro-Buxl, 1 contract (EUR)	June 2016	(186,946)	(191,782)	(4,836)
Long Gilt, 4 contracts (GBP)	June 2016	(696,943)	(696,409)	534
Net unrealized depreciation on futures contracts				$(7,794)

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

Credit default swaps on corporate issues-buy protection6

Counterparty	Referenced obligation[7]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	315,000	06/20/20	1.000%	$1,670	$1,849	$3,519
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	75,000	03/20/20	1.000	1,958	(270)	1,688
JPMCB	Pfizer Inc. bond, 4.650%, due 03/01/18	USD	930,000	06/20/20	1.000	30,758	(32,783)	(2,025)

						$34,386	$(31,204)	$3,182

Credit default swaps on corporate issues-sell protection9

Counterparty	Referenced obligation[7]	Notional amount	Termination date	Payments received by the Fund[8]	Upfront payments (made)/ received	Value	Unrealized depreciation	Credit spread[10]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR 70,000	06/20/19	1.000%	$3,088	$(7,456)	$(4,368)	4.122%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR 75,000	03/20/20	1.000	(226)	(1,095)	(1,321)	1.338
GSI	Freeport-McMoRan, Inc. bond, 3.550%, due 03/01/22	USD 100,000	12/20/19	1.000	3,688	(27,948)	(24,260)	10.235
JPMCB	Teck Resources Limited bond, 3.150%, due 01/15/17	USD 100,000	12/20/19	1.000	7,327	(31,917)	(24,590)	11.933
JPMCB	Teck Resources Limited bond, 3.150%, due 01/15/17	USD 235,000	03/20/20	1.000	15,025	(79,991)	(64,966)	12.192

					$28,902	$(148,407)	$(119,505)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$96,935,818	$—	$96,935,818
Short-term investment	—	4,429,963	—	4,429,963
Forward foreign currency contracts	—	4,719	—	4,719
Futures contracts	7,510	—	—	7,510
Swap agreements	—	1,849	—	1,849
Total	$7,510	$101,372,349	$—	$101,379,859

Liabilities
Forward foreign currency contracts	$—	$(817,362)	$—	$(817,362)
Futures contracts	(15,304)	—	—	(15,304)
Swap agreements	—	(181,460)	—	(181,460)
Total	$(15,304)	$(998,822)	$—	$(1,014,126)

At March 31, 2016, there were no transfers between Level 1 and Level 2.

UBS Global Corporate Bond Relationship Fund

Portfolio of investments — March 31, 2016 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $7,312,023 or 7.11% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2016, the value of these securities amounted to $14,025,170 or 13.64% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of March 31, 2016 and changes periodically.
[4]	Security matures in 3015.
[5]	Perpetual investment. Date shown reflects the next call date.
[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[7]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[8]	Payments made or received are based on the notional amount.
[9]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[10]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depository Certificate
ETF	Exchange Traded Fund
NVDR	Non-Voting Depository Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
DB	Deutche Bank
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.
SSB	State Street Bank
WBC	Westpac Banking Corp.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Union Dollar
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund, with the exception of UBS International Equity Relationship Fund, calculates its net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchases, sales or exchange orders are accepted may be changed as permitted by the SEC. UBS International Equity Relationship Fund calculates its net asset value as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM” or the “Advisor”), the investment advisor of the Funds. UBS AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS AM Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments. A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver President

Date: May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow Vice President, Treasurer and Principal Accounting Officer

Date: May 27, 2016